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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-22987

                         Pioneer ILS Interval Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
		Pioneer ILS Interval Fund
		Schedule of Investments 7/31/2015

Principal Amount ($)	Floating Rate (b) (unaudited)		Value
		CORPORATE BONDS - 97.8%
		Insurance - 97.8%
		Reinsurance - 97.8%
600,000	5.91	Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)	$598,740
1,500,000		Altair Re, Variable Rate Notes, 6/30/17 (c)	1,552,800
1,800,000		Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (c)	1,825,560
250,000	8.15	Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)	249,250
1,500,000		Berwick Segregated Account (Kane SAC Ltd.), Variable Rate Note, 1/22/16 (c)	1,535,700
500,000	4.37	Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)	497,500
250,000	6.86	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	252,900
2,000,000		Carnoustie Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/19/16 (c)	2,140,800
400,000		Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/15/16 (c)	386,920
500,000	0.00	Compass Re II, Ltd., Floating Rate Note, 12/8/15 (Cat Bond)	478,900
250,000	0.00	Cranberry Re, Ltd., Floating Rate Note, 7/6/18 (Cat Bond) (144A)	250,400
250,000	9.00	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	254,950
7,000,000		Eden Re II, Ltd., Variable Rate Notes, 4/19/18 (144A) (c)	7,157,500
1,000,000	5.01	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/7/17 (Cat Bond) (144A)	1,000,500
2,055,375		Exeter Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (c)	2,090,522
8,000,000		Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/22/17 (c)	8,463,200
841,000		Hereford Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (c)	870,183
500,000	4.51	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	494,750
250,000	4.77	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	244,200
1,500,000		Kingsbarn 2015 Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 12/18/15 (c)	1,410,491
500,000		Lahinch Re, Variable Rate Notes, 6/15/16 (c)	490,750
250,000	8.27	Loma Reinsurance, Ltd. Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)	254,825
2,600,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (c)	2,682,940
500,000	4.51	MetroCat Re, Ltd., Floating Rate Note, 8/5/16 (Cat Bond) (144A)	501,600
1,334,000		Muirfield Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (c)	1,364,549
1,000,000	7.57	Multicat Mexico Re, Ltd., Floating Rate Note, 12/4/15 (Cat Bond)(144A)	987,300
250,000	8.60	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	252,325
250,000	11.83	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	248,850
250,000	7.27	Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)	252,550
2,000,000		Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (c)	2,147,800
1,500,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (c)	1,523,700
2,000,000		Prestwick Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 7/1/16 (c)	2,051,600
250,000	8.61	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	250,325
550,000	5.75	Queen Street X Re, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)	539,165
250,000	9.26	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	256,325
450,000	4.02	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	442,665
500,000	3.91	Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	494,250
2,250,000		Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (c)	2,381,850
1,000,000		Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (c)	1,017,800
800,000		Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (c)	807,280
1,000,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (c)	1,108,600
2,000,000		St. Andrews Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/22/16 (c)	2,050,200
250,000	11.26	Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)	248,725
1,376,500		Troon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (c)	1,399,213
7,000,000		Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (c)	7,480,200
			$62,991,153
		Total Insurance	$62,991,153
		TOTAL CORPORATE BONDS
		(Cost $61,027,285)	$62,991,153

		TOTAL INVESTMENT IN SECURITIES - 97.8%
		(Cost $61,027,285) (a)	$62,991,153
		OTHER ASSETS & LIABILITIES - 2.2%	$1,394,371
		TOTAL NET ASSETS - 100.0%	$64,385,524

(a)		At July 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $61,027,285 was as follows:

		Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 2,092,304

		Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(128,436)

		Net unrealized appreciation	$ 1,963,868

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)		Structured reinsurance investment. At July 31, 2015, the value of these securities amounted to $53,940,158 or 83.8% of total net assets.

(Cat Bond)		Catastrophe or Event Linked Bond. At July 31, 2015, the value of these securities amounted to $9,050,995, or 14.0% of total net assets.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2015, the value of these securities amounted to $21,045,125 or 32.7% of total net assets.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments:

		Level 1	Level 2	Level 3	Total
	Corporate Bonds	$-	$16,208,495	$46,782,658	$62,991,153
	Total	$-	$16,208,495	$46,782,658	$62,991,153

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

		Corporate Bonds
	Balance as of 12/22/14	$-
	Realized gain (loss)1	-
	Change in unrealized appreciation (depreciation)2	2,239,125
	Purchases	44,543,533
	Sales	-
	Transfers in to Level 3 *	-
	Transfers out of Level 3 *
	Balance as of 7/31/15	$46,782,658

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized
	appreciation (depreciation) on investments.

*	Transfers are calculated on the beginning of period values. During the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 7/31/15	$2,239,125

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer ILS Interval Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 29, 2015 * Print the name and title of each signing officer under his or her signature.